Commitments and Contingencies (Details) - Schedule of Supplemental Balance Sheet Information - Unique Logistics International, Inc. [Member] - USD ($)	Aug. 31, 2023	May 31, 2023	May 31, 2022
Operating leases:
Operating lease ROU assets – net	$ 9,931,338	$ 10,269,516	$ 2,408,098
Current operating lease liabilities, included in current liabilities	2,365,393	2,379,774	912,618
Noncurrent operating lease liabilities, included in long-term liabilities	7,972,219	8,212,445	1,593,873
Total operating lease liabilities	$ 10,337,612	$ 10,592,219	$ 2,506,491